Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents
16	Cash and cash equivalents

Cash and cash equivalents are analysed as follows:

	31/12/18	31/12/17	01/01/17
Cash on hand	439	219	100
Bank accounts	61,692	54,816	64,881

Total	62,131	55,035	64,981

The following table shows the Group’s cash and cash equivalents broken-down by country/region:

	31/12/18	31/12/17	01/01/17
Europe	40,479	30,984	21,635
China	18,290	20,724	40,174
North America	2,857	2,703	2,608
South America	318	551	374
Others	187	73	190

Total	62,131	55,035	64,981

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/18	31/12/17	01/01/17
Cash and cash equivalents in the statement of financial position	62,131	55,035	64,981
Bank overdrafts repayable on demand	(1,762)	—	(4,416)

Cash and cash equivalents in the statement of cash flows	60,369	55,035	60,565

Bank overdrafts repayable on demand form an integral part of the Group’s cash management.